Goodwill and Identifiable Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes to goodwill carrying amount during period			$ 0		$ 0	$ 0
Amortization expense	$ 2,400	$ 2,400	$ 7,100	$ 7,100	$ 9,500	$ 9,500